Consolidated Balance Sheets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 626,705,000	$ 914,749,000
Accounts receivable	615,881,000	454,759,000
Accounts receivable - affiliate	7,631,000	3,438,000
Accounts receivable - affiliate	7,631,000	3,438,000
Affiliate notes receivable	0
Inventories	1,863,560,000	1,174,272,000
Prepaid expense and other current assets	40,536,000	33,701,000
Total current assets	3,154,313,000	2,580,919,000
Property, plant and equipment, net	2,728,699,000	2,211,090,000
Investment in equity method investee	179,882,000	0
Deferred charges and other assets, net	504,003,000	290,713,000
Total assets	6,566,897,000	5,082,722,000
Current liabilities:
Accounts payable	530,365,000	314,843,000
Accounts payable - affiliate	37,863,000	23,949,000
Accounts payable - affiliate	37,863,000	23,949,000
Accrued expenses	1,462,729,000	1,117,435,000
Deferred revenue	12,340,000	4,043,000
Total current liabilities	2,043,297,000	1,460,270,000
Delaware Economic Development Authority loan	0	4,000,000
Long-term debt	1,576,559,000	1,236,720,000
Affiliate notes payable	86,298,000	470,047,000
Deferred tax liabilities	45,699,000	20,577,000
Other long-term liabilities	226,111,000	69,824,000
Total liabilities	3,977,964,000	3,261,438,000
Commitments and contingencies (Note 13)
Equity:
Member's equity	2,155,863,000	1,479,175,000
Retained earnings	446,519,000	349,654,000
Accumulated other comprehensive loss	(25,962,000)	(24,770,000)
Total PBF Holding Company LLC equity	2,576,420,000	1,804,059,000
Noncontrolling interest	12,513,000	17,225,000
Total equity	2,588,933,000	1,821,284,000
Total liabilities and equity	$ 6,566,897,000	$ 5,082,722,000